SHARE-BASED COMPENSATION (Summary of Performance Units Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity-settled performance units [Member]
Number of Ordinary Shares
Granted		1,848,210
2004 Plan [Member] | Equity-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2012	143,596
Settled	(105,216)
Forfeited	(35,259)
Balance at December 31, 2013	3,121
Vested and expected to vest at December 31, 2013	3,121
Weighted average grant date fair value
Balance at December 31, 2012	$ 3.86
Settled	$ 3.85
Forfeited	$ 3.97
Balance at December 31, 2013	$ 3.20
Vested and expected to vest at December 31, 2013	$ 3.20
2004 Plan [Member] | Cash-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2012	56,995
Granted	32,004
Settled	(17,701)
Balance at December 31, 2013	71,298
2009 Plan [Member] | Equity-settled performance units [Member]
Number of Ordinary Shares
Balance at December 31, 2012	1,884,768
Granted	6,566,627	1,169,406
Settled	(614,688)
Forfeited	(363,027)
Balance at December 31, 2013	7,473,680	1,884,768
Vested and expected to vest at December 31, 2013	6,280,805
Weighted average grant date fair value
Balance at December 31, 2012	$ 7.96
Granted	$ 8.18
Settled	$ 7.81
Forfeited	$ 7.95
Balance at December 31, 2013	$ 8.17	$ 7.96
Vested and expected to vest at December 31, 2013	$ 8.17